[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]


UBS LIR GOVERNMENT SECURITIES FUND

ANNUAL REPORT

APRIL 30, 2002

UBS LIR GOVERNMENT SECURITIES FUND

DEAR SHAREHOLDER,

We present you with the annual report for the UBS LIR Government Securities Fund for the fiscal year ended April 30, 2002.


A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

MARKET REVIEW

Questions about an economic recovery combined with world unrest resulted in uncertainty in the money markets, marking a volatile fiscal year ended April 30, 2002. After the longest peacetime expansion in U.S. history, the threat of a recession in 2001 was further exacerbated by the terrorist attacks on September 11th. Through this period, both monetary and fiscal policy was focused on staving off a severe downturn. Federal aid directed toward New York combined with previous tax cuts did little to stimulate the economy during the third quarter, when the nation's Gross Domestic Product (GDP) fell 1.3%.

[SIDENOTE]

UBS LIR GOVERNMENT SECURITIES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Susan P. Ryan

UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Institutional Shares-- June 3, 1991
Select Shares-- May 23, 2001

DIVIDEND PAYMENTS:

Monthly

UBS LIR GOVERNMENT SECURITIES FUND

During the fourth quarter, however, the economy rebounded beyond most expectations, with GDP jumping unexpectedly into positive territory. This momentum carried into the first quarter of 2002, when the Institute of Supply Management's index of business activity (a proxy for the manufacturing sector) began to approach the critical 50 level (a reading above 50 indicates economic expansion). The ISM's index registered 55.6 in March and 53.9 in April. GDP skyrocketed to 5.8% in the first quarter, its highest quarterly growth rate in two years, while inflation fears remained muted. The Federal Reserve (the "Fed") lowered its fed funds rate to a 40-year low, dropping the key rate to 1.75% by year's end. This action, by itself, depressed cash fund yields to historical lows by year end.

Hopes for a sharp and quick recovery were dissipated late in the fiscal year as corporate governance and accounting issues continued to mount for American businesses. Complicating matters and souring the mood of investors and consumers, Middle East tensions reached a flash point, while India and Pakistan edged closer to full-scale conflict.

Economic fundamentals were mixed at period's end. With unemployment remaining stubbornly high at 6.0% and a skittish equity market, investors remain concerned about the direction of the economy. On the positive side, inventories continued to shrink and signs of a return to profit for many U.S. companies began to appear.

FUND HIGHLIGHTS

Yields fell dramatically during the period, with the Fund's institutional shares' current seven-day average yield at 1.60% at the end of the fiscal year compared to 2.46% on October 31, 2001. Falling yields were a direct consequence of the Fed's dramatic easing cycle during the period.

During this time, we have significantly changed the composition of the Fund. At the start of the fiscal year on April 30, 2001, U.S. government and agency debt comprised 96.7% of the Fund's net assets. That percentage shrunk to 79.8% of net assets at period's end, as investors placed a premium on liquidity and credit quality, thus raising prices and lowering yields of U.S government and agency obligations further. The Fund's weighted average maturity remained stable--36 days on April 30, 2001 to 35 days on April 30, 2002.

PERFORMANCE AND PORTFOLIO REVIEW

YIELD AND CHARACTERISTICS                      4/30/02              10/31/01
----------------------------------------------------------------------------
Current Seven-Day Average Yield(1)
  Institutional Shares                          1.60%                 2.46%
  Select Shares                                 1.70%                 2.56%
Effective Seven-Day Average Yield(1)
  Institutional Shares                          1.61%                 2.49%
  Select Shares                                 1.71%                 2.59%
Weighted Average Maturity                      35 days               38 days
Net Assets (mm)                                $227.9                $246.4

SECTOR ALLOCATION*                             4/30/02              10/31/01
U.S. Government & Agency
  Obligations                                   79.8%                 85.8%
Repurchase Agreements                           11.9                    8.1
Money Market Funds                               8.3                    6.2
Liabilities in Excess of Other Assets             --                   -0.1
----------------------------------------------------------------------------
Total                                          100.0%                100.0%
============================================================================

1.   Yields will fluctuate.

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

OUTLOOK

A recovering manufacturing sector, stabilizing weekly unemployment claims, and an expectation for some sectors and industries to increase profits provide more evidence that a recovery is underway, albeit a stuttering one. However, fears over global tensions in a number of regions worldwide will continue to cast a pall over any recovery.

With a relatively flat yield curve out to six months, we anticipate a continued barbell strategy. With the majority of economic data suggesting a recovery, the Fed may begin to raise its fed funds rate before year end. Talks of a summer rate increase have disappeared as Mideast tensions coupled with more corporate concerns have escalated.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(2) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms                    /s/ Susan P. Ryan

Brian M. Storms                        Susan P. Ryan
PRESIDENT                              PORTFOLIO MANAGER
UBS LIR Government Securities Fund     UBS LIR Government Securities Fund
PRESIDENT AND CHIEF OPERATING OFFICER  EVECUTIVE DIRECTOR
UBS Global Asset Management            UBS Global Asset Management
   (US) Inc.                             (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


2. Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

STATEMENT OF NET ASSETS -- APRIL 30, 2002

PRINCIPAL
 AMOUNT                                                  MATURITY     INTEREST
 (000)                                                     DATES       RATES         VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--79.84%

  $15,000  Federal Farm Credit Bank                        05/01/02    1.750%*   $ 15,000,000

   28,401  Federal Farm Credit Bank                     05/01/02 to    1.730 to
                                                           07/30/02    3.820@      28,326,058

   20,000  Federal Home Loan Bank                       05/01/02 to    1.743 to
                                                           05/23/02    1.810*      19,993,112

   21,400  Federal Home Loan Bank                       05/08/02 to    1.750 to
                                                           06/26/02    1.840@      21,367,324

    9,000  Federal Home Loan Bank                       12/27/02 to    2.270 to
                                                           02/21/03    2.500        9,000,000

    6,385  Federal Home Loan Mortgage Corp.             05/01/02 to    1.753 to
                                                           08/21/02    4.015@       6,368,396

   15,000  Federal Home Loan Mortgage Corp.                05/01/02    1.785*      14,998,732

    2,000  Federal Home Loan Mortgage Corp.                12/26/02    2.350        2,000,000

   22,000  Federal National Mortgage Association           05/01/02    1.755 to
                                                                       1.800*      21,999,032

   12,000  Federal National Mortgage Association        05/03/02 to    1.760 to
                                                           07/24/02    3.910@      11,958,499

   19,000  Student Loan Marketing Association              05/01/02    1.730 to
                                                                       2.240*      18,995,503

   10,000  Student Loan Marketing Association              07/01/02    2.205@       9,962,637

    2,000  Student Loan Marketing Association              04/02/03    2.450        2,000,000
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (cost--$181,969,293)                                                            181,969,293
=============================================================================================

REPURCHASE AGREEMENTS--11.85%

    9,000  Repurchase Agreement dated 04/30/02
           with Kleinwort Wasserstein LLC,
           collateralized by $7,950,000
           U.S. Treasury Bonds, 9.125% due
           05/15/09; (value--$9,180,104);
           proceeds: $9,000,465                            05/01/02    1.860        9,000,000

    9,000  Repurchase Agreement dated 04/30/02
           with S.G. Cowen Securities Corp.,
           collateralized by $8,838,000
           U.S. Treasury Notes, 5.500% due
           01/31/03; (value--$9,180,473);
           proceeds: $9,000,465                            05/01/02    1.860        9,000,000


STATEMENT OF NET ASSETS -- APRIL 30, 2002 (CONCLUDED)

PRINCIPAL
 AMOUNT                                                      MATURITY   INTEREST
 (000)                                                        DATES       RATES         VALUE
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--(CONCLUDED)
  $ 9,000  Repurchase Agreement dated 04/30/02
             with State Street Corp., collateralized
             by $7,290,000 U.S. Treasury Bonds,
             7.875% due 02/15/21; (value--
             $9,185,400); proceeds: $9,000,465               05/01/02    1.860%     $ 9,000,000
-----------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$27,000,000)                                      27,000,000
===============================================================================================

NUMBER OF
 SHARES
 (000)
-----------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--8.27%
    6,429  AIM Government Securities Fund                    05/01/02    1.860+       6,429,245

    7,182  AIM Short Term Investment
            Trust-Treasury Portfolio                         05/01/02    1.760+       7,181,641

    4,937  Goldman Sachs Financial Square
            Government Fund                                  05/01/02    1.779+       4,936,555

      296  Goldman Sachs Financial Square
            Treasury Instruments Fund                        05/01/02    1.595+         296,282
-----------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$18,843,723)                                         18,843,723
===============================================================================================

Total Investments (cost--$227,813,016 which
  approximates cost for federal income tax
  purposes)--99.96%                                                                 227,813,016

Other assets in excess of liabilities--0.04%                                            100,884

Net Assets (applicable to 173,603,369 and
  54,286,621 of Institutional Shares and
  Select Shares, respectively, each equivalent to $1.00 per
  share)--100.00%                                                                  $227,913,900
===============================================================================================

@    Interest rates shown are the discount rates at date of purchase.
* Variable rate securitiesmaturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2002 and reset periodically.
+    Interest rates shown reflect yield at April 30, 2002.


                      Weighted average maturity -- 35 days

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                        FOR THE
                                                                     YEAR ENDED
                                                                 APRIL 30, 2002
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                           $7,848,274
EXPENSES:
  Investment advisory and administration fees                         693,311
  Shareholder servicing fees--Institutional shares                    199,157
  Transfer agency and related services fees                           124,147
  Professional fees                                                    53,603
  State registration fees                                              42,841
  Reports and notices to shareholders                                  39,704
  Custody and accounting                                               27,732
  Trustees' fees                                                        7,525
  Insurance expense                                                     5,528
  Other expenses                                                       19,991
                                                                    1,213,539
  Less: Fee waivers from investment advisor                          (481,583)
Net expenses                                                          731,956
Net investment income                                               7,116,318
Net realized gains from investment transactions                         5,362
Net increase in net assets resulting from operations               $7,121,680

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                     FOR THE YEARS ENDED APRIL 30,
----------------------------------------------------------------------------------
                                                         2002           2001
----------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                $  7,116,318   $  9,087,463
Net realized gain from investment transactions              5,362          9,508
Net increase in net assets resulting from operations    7,121,680      9,096,971

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares            (5,540,669)    (9,087,463)
Net investment income--Select shares                   (1,575,649)            --
                                                       (7,116,318)    (9,087,463)
Net increase (decrease) in net assets from
  beneficial interest transactions                    (32,255,924)   138,257,500
Net increase (decrease) in net assets                 (32,250,562)   138,267,008
NET ASSETS:
Beginning of year                                     260,164,462    121,897,454
End of year                                          $227,913,900   $260,164,462

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Government Securities Fund (the "Fund") is a diversified series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Fund, the UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund. The financial statements for the UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund are not included herein.

The Fund currently offers two classes of shares, Institutional shares and Select shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that owners of Institutional shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Institutional shares are submitted to shareholders for approval, only the holders of Institutional shares shall be entitled to vote thereon.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Fund. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. At April 30, 2002, the Fund owed UBS PaineWebber $45,485 in investment advisory and administration fees.

UBS Global Asset Management (US) Inc. ("UBS Global AM", formerly known as Brinson Advisors, Inc.) serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS PaineWebber and UBS Global AM. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG. In accordance with the Sub-Advisory Contract, UBS PaineWebber (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by the Fund to UBS PaineWebber under the Advisory Contract, net of waivers and/or reimbursements. The Fund and UBS PaineWebber have entered into a written management fee waiver/expense reimbursement agreement under which UBS PaineWebber is contractually obligated to waive 0.10% of its management fees and to reimburse the Fund's expenses through August 31, 2002, to the extent that the Fund's expenses otherwise would exceed 0.29% for Institutional shares and 0.19% for Select shares. At April 30, 2002, UBS PaineWebber owed the Fund $49,674 for fee waivers and reimbursement under the above agreement. The Fund has agreed to repay UBS PaineWebber for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rates. For the year ended April 30, 2002, UBS PaineWebber and UBS Global AM waived $481,583 in investment advisory and administration fees.

--------------
*    UBS PaineWebber is a service mark of UBS AG.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Institutional shares on May 9, 2001, the Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.10% of the average daily net assets of the Institutional shares owned by the customers of a financial intermediary that has entered into a service agreement with UBS Global AM. Under each Service Agreement with those financial intermediaries, UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreement. At April 30, 2002, the Fund owed UBS Global AM $22,316 in shareholder service fees.

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes.

Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2002, the Fund did not borrow under the Facility.

OTHER LIABILITIES

At April 30, 2002, dividends payable were $291,657.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2002 and April 30, 2001 was ordinary income.

In accordance with U.S. Treasury regulations, the Fund has elected to defer realized short-term capital losses of $520 arising after October 31, 2001. Such losses are treated for tax purposes as arising on May 1, 2002.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                       INSTITUTIONAL SHARES         SELECT SHARES
                                    ---------------------------------------------
                                        FOR THE YEARS ENDED        FOR THE PERIOD
                                             APRIL 30,              MAY 23, 2001+
                                    ---------------------------          TO
                                       2002             2001       APRIL 30, 2002
---------------------------------------------------------------------------------
Shares sold                          718,807,927     698,077,875      464,967,870
Shares repurchased                  (810,793,031)   (567,971,444)    (411,440,919)
Dividends reinvested                   5,442,559       8,151,069          759,670
Net increase (decrease) in
   shares outstanding                (86,542,545)    138,257,500       54,286,621

----------------
+ Commencement of issuance.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                 INSTITUTIONAL SHARES                           SELECT SHARES
                             ---------------------------------------------------------------   FOR THE PERIOD
                                              FOR THE YEARS ENDED APRIL 30,                     MAY 23, 2001+
                             ---------------------------------------------------------------    TO APRIL 30,
                                 2002         2001         2000          1999        1998           2002
--------------------------------------------------------------------------------------------   -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $     1.00    $    1.00   $     1.00   $       1.00   $    1.00   $        1.00

Net investment income             0.026        0.059        0.051          0.049       0.052           0.024

Dividends from net
  investment income              (0.026)      (0.059)      (0.051)        (0.049)     (0.052)         (0.024)

NET ASSET VALUE,
  END OF PERIOD              $     1.00    $    1.00   $     1.00   $       1.00   $    1.00   $        1.00

TOTAL INVESTMENT RETURN(1)         2.65%        6.02%        5.22%          5.04%       5.32%           2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)          $  173,626    $ 260,164   $  121,897   $ 54,288,783   $ 100,140   $      54,288

Expenses to average net
  assets, net of fee
waivers/reimbursements
from advisor                       0.29%        0.29%        0.29%          0.28%       0.30%           0.19%*

Expenses to average net
  assets, before fee
waivers/reimbursements
from advisor                       0.46%        0.38%        0.33%          0.33%       0.59%           0.36%*

Net investment income to
  average net assets,
net of fee
waivers/reimbursements
from advisor                       2.70%        5.68%        5.10%          4.90%       5.21%           2.17%*

Net investment income to
  average net assets,
before fee
waivers/reimbursements
from advisor                       2.53%        5.59%        5.06%          4.85%       4.91%           2.00%*
------------------------------------------------------------------------------------------------------------

+    Commencement of issuance.
*    Annualized.
1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period less than one year has not been annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Trustees and Shareholders of
UBS LIR Government Securities Fund

We have audited the accompanying statement of net assets of the UBS LIR Government Securities Fund (the "Fund") (one of the funds comprising Liquid Institutional Reserves) as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UBS LIR Government Securities Fund at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP


New York, New York
June 19, 2002

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                                       15

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee or Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-888-547-FUND.

INTERESTED TRUSTEES

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
      NAME, ADDRESS,                 HELD WITH                    TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                       FUND                      SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;              Trustee                   Since 1996                Mrs. Alexander is an executive vice
55                                                                                      president of UBS PaineWebber Inc. (since
                                                                                        March 1984). She was chief executive officer
                                                                                        of UBS Global AM from January 1995 to
                                                                                        October 2000, a Trustee (from January 1995
                                                                                        to September 2001) and chairman (from March
                                                                                        1999 to September 2001).

E. Garrett Bewkes, Jr.**++;         Trustee and               Since 1996                Mr. Bewkes serves as a consultant to
75                                  Chairman of                                         UBS PaineWebber (since May 1999).
                                    the Board of                                        Prior to November 2000, he was a
                                     Trustees                                           Trustee of Paine Webber Group Inc.
                                                                                        ("PW Group," formerly the holding
                                                                                        company of UBS PaineWebber and
                                                                                        UBS Global AM) and prior to 1996, he
                                                                                        was a consultant to PW Group. Prior
                                                                                        to 1988, he was chairman of the
                                                                                        board, president and chief executive
                                                                                        officer of American Bakeries Company.


                                       16

                                                  NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                         OTHER DIRECTORSHIPS
         AND AGE                             OVERSEEN BY TRUSTEE                               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;              Mrs. Alexander is a director or trustee             None
55                                  of 22 investment companies (consisting
                                    of 43 portfolios) for which UBS Global
                                    AM, UBS PaineWebber or one of their
                                    affiliates serves as investment advisor,
                                    sub-advisor or manager.

E. Garrett Bewkes, Jr.**++;         Mr. Bewkes is a director or trustee of              Mr. Bewkes is also a
75                                  34 investment companies (consisting of              director of Interstate
                                    55 portfolios) for which UBS Global AM,             Bakeries Corporation.
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.

INDEPENDENT TRUSTEES

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
      NAME, ADDRESS,                 HELD WITH                    TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                       FUND                      SERVED                            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67            Trustee                   Since 1996                Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                                      principal of R.Q.A. Enterprises
One Old Church Road--                                                                   (management consulting firm)
Unit # 6                                                                                (since April 1991 and principal
Greenwich, CT  06830                                                                    occupation since March 1995).
                                                                                        Mr. Armstrong was chairman of the
                                                                                        board, chief executive officer and
                                                                                        co-owner of Adirondack Beverages
                                                                                        (producer and distributor of soft
                                                                                        drinks and sparkling/still waters)
                                                                                        (October 1993-March 1995). He
                                                                                        was a partner of The New England
                                                                                        Consulting Group (management
                                                                                        consulting firm) (December 1992-
                                                                                        September 1993).  He was managing
                                                                                        director of LVMH U.S. Corporation
                                                                                        (U.S. subsidiary of the French luxury
                                                                                        goods conglomerate, Louis Vuitton
                                                                                        Moet Hennessey Corporation)
                                                                                        (1987-1991) and chairman of its
                                                                                        wine and spirits subsidiary,
                                                                                        Schieffelin & Somerset Company
                                                                                        (1987-1991).

David J. Beaubien; 67               Trustee                   Since 2001                Mr. Beaubien is chairman of
101 Industrial Road                                                                     Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                                                 a manufacturer of meteorological
                                                                                        measuring systems. Prior to
                                                                                        January 1991, he was senior vice
                                                                                        president of EG&G, Inc., a company
                                                                                        which makes and provides a variety
                                                                                        of scientific and technically oriented
                                                                                        products and services. From 1985 to
                                                                                        January 1995, Mr. Beaubien served
                                                                                        as a director or trustee on the boards
                                                                                        of the Kidder, Peabody & Co.
                                                                                        Incorporated mutual funds.


                                       18

                                                  NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
         AND AGE                             OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67            Mr. Armstrong is a director or trustee of 22         Mr. Armstrong is also a director of
R.Q.A. Enterprises                  investment companies (consisting of 43               AlFresh Beverages Canada, Inc.
One Old Church Road--               portfolios) for which UBS Global AM,                 (a Canadian Beverage subsidiary of
Unit # 6                            UBS PaineWebber or one of their                      AlFresh Foods Inc.) (since October
Greenwich, CT  06830                affiliates serves as investment advisor,             2000).
                                    sub-advisor or manager.


















David J. Beaubien; 67               Mr. Beaubien is a director or trustee of 22          Mr. Beaubien is also a director of
101 Industrial Road                 investment companies (consisting of 43               IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376             portfolios) for which UBS Global AM,                 of electronic assemblies.
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
      NAME, ADDRESS,                 HELD WITH                    TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                       FUND                      SERVED                            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                 Trustee                   Since 1996                Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                            (international information and
Washington, D.C.  20004                                                                 security firm) and IEP Advisors
                                                                                        (international investments and
                                                                                        consulting firm). He was the chief
                                                                                        negotiator in the Strategic Arms
                                                                                        Reduction Talks with the former
                                                                                        Soviet Union (1989-1991) and the
                                                                                        U.S. Ambassador to the Federal
                                                                                        Republic of Germany (1985-1989).
                                                                                        From 1991-1994, he served as a
                                                                                        partner of McKinsey & Company
                                                                                        (management consulting firm).

Meyer Feldberg; 60                  Trustee                   Since 1996                Mr. Feldberg is Dean and Professor
Columbia University                                                                     of Management of the Graduate
101 Uris Hall                                                                           School of Business, Columbia
New York, New York                                                                      University. Prior to 1989, he was
10027                                                                                   president of the Illinois Institute
                                                                                        of Technology.

George W. Gowen; 72                 Trustee                   Since 1996                Mr. Gowen is a partner in the law
666 Third Avenue                                                                        firm of Dunnington, Bartholow &
New York, New York                                                                      Miller. Prior to May 1994, he was
10017                                                                                   a partner in the law firm of
                                                                                        Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73       Trustee                   Since 2001                Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                                                    to January 1995, Mr. Hewitt served
Management (US) Inc.                                                                    as a director or trustee on the boards
51 West 52nd Street                                                                     of the Kidder, Peabody & Co.
New York, New York                                                                      Incorporated mutual funds. From
10019-6114                                                                              1986-1988, he was an executive
                                                                                        vice president and director of mutual
                                                                                        funds, insurance and trust services
                                                                                        of Shearson Lehman Brothers Inc.
                                                                                        From 1976-1986, he was president of
                                                                                        Merrill Lynch Funds Distributor, Inc.


                                       20

                                                  NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                         OTHER DIRECTORSHIPS
         AND AGE                             OVERSEEN BY TRUSTEE                               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                 Mr. Burt is a director or trustee of 22             Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.        investment companies (consisting of 43              Archer-Daniels-Midland Company
Washington, D.C.  20004             portfolios) for which UBS Global AM,                (agricultural commodities), Hollinger
                                    UBS PaineWebber or one of their                     International Company (publishing), six
                                    affiliates serves as investment advisor,            investment companies in the Deutsche
                                    sub-advisor or manager.                             Bank family of funds, nine investment
                                                                                        companies in the Flag Investors family of
                                                                                        funds, The Central European Fund, Inc.
                                                                                        and The Germany Fund, Inc., a director of
                                                                                        IGT, Inc. (provides technology to gaming
                                                                                        and wagering industry) (since July 1999)
                                                                                        and chairman of Weirton Steel Corp. (makes
                                                                                        and finishes steel products) (since April
                                                                                        1996).

Meyer Feldberg; 60                  Dean Feldberg is a director or trustee of 34        Dean Feldberg is also a director of
Columbia University                 investment companies (consisting of 55              Primedia Inc. (publishing), Federated
101 Uris Hall                       portfolios) for which UBS Global AM,                Department Stores, Inc. (operator
New York, New York                  UBS PaineWebber or one of their affiliates          of department stores), Revlon, Inc.
10027                               serves as investment advisor, sub-advisor           (cosmetics), Select Medical Inc. (healthcare
                                    or manager.                                         services) and SAPPI, Ltd. (producer of
                                                                                        paper).

George W. Gowen; 72                 Mr. Gowen is a director or trustee of 34            None
666 Third Avenue                    investment companies (consisting of 55
New York, New York                  portfolios) for which UBS Global AM, UBS
10017                               PaineWebber or one of their affiliates serves
                                    as investment advisor, sub-advisor or manager.

William W. Hewitt, Jr.***; 73       Mr. Hewitt is a director or trustee of 22           Mr. Hewitt is also a director or
c/o UBS Global Asset                investment companies (consisting of 43              trustee of the Guardian Life
Management (US) Inc.                portfolios) for which UBS Global AM,                Insurance Company mutual funds.
51 West 52nd Street                 UBS PaineWebber or one of their affiliates
New York, New York                  serves as investment advisor, sub-advisor
10019-6114                          or manager.

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
      NAME, ADDRESS,                 HELD WITH                    TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                       FUND                      SERVED                            DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72               Trustee                   Since 2001                Mr. Janklow is senior partner of
445 Park Avenue                                                                         Janklow & Nesbit Associates, an
New York, New York 10022                                                                international literary agency
                                                                                        representing leading authors in
                                                                                        their relationships with publishers
                                                                                        and motion picture, television and
                                                                                        multi-media companies, and of
                                                                                        counsel to the law firm of
                                                                                        Janklow & Ashley.

Frederic V. Malek; 65               Trustee                   Since 1996                Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                                       Capital Partners (merchant bank)
Avenue, N.W. Suite 350                                                                  and chairman of Thayer Hotel
Washington, D.C.  20004                                                                 Investors III, Thayer Hotel Investors II
                                                                                        and Lodging Opportunities Fund
                                                                                        (hotel investment partnerships). From
                                                                                        January 1992 to November 1992,
                                                                                        he was campaign manager of
                                                                                        Bush-Quayle '92.  From 1990 to
                                                                                        1992, he was vice chairman and,
                                                                                        from 1989 to 1990, he was president
                                                                                        of Northwest Airlines Inc. and NWA
                                                                                        Inc. (holding company of Northwest
                                                                                        Airlines Inc.).  Prior to 1989, he was
                                                                                        employed by the Marriott Corporation
                                                                                        (hotels, restaurants, airline catering
                                                                                        and contract feeding), where he most
                                                                                        recently was an executive vice
                                                                                        president and president of Marriott
                                                                                        Hotels and Resorts.

Carl W. Schafer; 66                 Trustee                   Since 1991                Mr. Schafer is president of the
66 Witherspoon Street                                                                   Atlantic Foundation (charitable
#1100                                                                                   foundation). Prior to January 1993,
Princeton, NJ 08542                                                                     he was chairman of the Investment
                                                                                        Advisory Committee of the
                                                                                        Howard Hughes Medical Institute.


                                       22

                                                  NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
         AND AGE                             OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72               Mr. Janklow is a director or trustee of 22           None
445 Park Avenue                     investment companies (consisting of 43
New York, New York 10022            portfolios) for which UBS Global AM,
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.




Frederic V. Malek; 65               Mr. Malek is a director or trustee of 22             Mr. Malek is also a director of Aegis
1455 Pennsylvania                   investment companies (consisting of 43               Communications, Inc. (tele-services),
Avenue, N.W. Suite 350              portfolios) for which UBS Global AM,                 American Management Systems, Inc.
Washington, D.C.  20004             UBS PaineWebber or one of their affiliates           (management consulting and computer related
                                    serves as investment advisor, sub-advisor            services), Automatic Data Processing, Inc.
                                    or manager.                                          (computing services), CB Richard Ellis,
                                                                                         Inc. (real estate services), FPL Group,
                                                                                         Inc. (electric services), Manor Care, Inc.
                                                                                         (health care) and Northwest Airlines Inc.











Carl W. Schafer; 66                 Mr. Schafer is a director or trustee of 22           Mr. Schafer is also a director of
66 Witherspoon Street               investment companies (consisting of 43               Labor Ready, Inc. (temporary
#1100                               portfolios) for which UBS Global AM,                 employment), Roadway Corp.
Princeton, NJ 08542                 UBS PaineWebber or one of their affiliates           (trucking), the Harding, Loevner
                                    serves as investment advisor, sub-advisor            Funds, E.I.I. Realty Securities Trust
                                    or manager.                                          (investment company) and Frontier
                                                                                         Oil Corporation and a director or trustee
                                                                                         of the Guardian Life Insurance Company
                                                                                         mutual funds.

                                                                TERM OF
                                                              OFFICE+ AND
                                    POSITION(S)                LENGTH OF
      NAME, ADDRESS,                 HELD WITH                    TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                       FUND                      SERVED                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
William D. White; 68                Trustee                   Since 2001                Mr. White is retired. From
P.O. Box 199                                                                            February 1989 through March 1994,
Upper Black Eddy, PA 18972                                                              he was president of the National
                                                                                        League of Professional Baseball
                                                                                        Clubs. Prior to 1989, he was a
                                                                                        television sportscaster for WPIX-TV,
                                                                                        New York. Mr. White served on the
                                                                                        board of directors of Centel from
                                                                                        1989 to 1993 and until recently on
                                                                                        the board of directors of Jefferson
                                                                                        Banks Incorporated, Philadelphia, PA.


                                       24

                                                  NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
         AND AGE                             OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
William D. White; 68                Mr. White is a director or trustee of 22             None
P.O. Box 199                        investment companies (consisting of 43
Upper Black Eddy, PA 18972          portfolios) for which UBS Global AM,
                                    UBS PaineWebber or one of their affiliates
                                    serves as investment advisor, sub-advisor
                                    or manager.

OFFICERS

                                                                TERM OF                      PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                     DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                     NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,                 HELD WITH                    TIME                    FUND COMPLEX FOR WHICH PERSON
         AND AGE                       FUND                      SERVED                         SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Thomas Disbrow+++;                  Vice President            Since 2000             Mr. Disbrow is a director and a senior
36                                  and Assistant                                    manager of the mutual fund finance
                                      Treasurer                                      department of UBS Global AM. Prior to
                                                                                     November 1999, he was a vice president
                                                                                     of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                                     a vice president and assistant treasurer of
                                                                                     22 investment companies (consisting of
                                                                                     43 portfolios) for which UBS Global AM,
                                                                                     UBS PaineWebber or one of their affiliates
                                                                                     serves as investment advisor, sub-advisor
                                                                                     or manager.

Amy R. Doberman**;                  Vice President            Since 2000             Ms. Doberman is a managing director
40                                  and Secretary                                    and general counsel of UBS Global AM.
                                                                                     From December 1997 through July 2000,
                                                                                     she was general counsel of Aeltus
                                                                                     Investment Management, Inc. Prior to
                                                                                     working at Aeltus, Ms. Doberman was
                                                                                     assistant chief counsel of the SEC's Division
                                                                                     of Investment Management. Ms. Doberman
                                                                                     is vice president and secretary of UBS
                                                                                     Supplementary Trust and a vice president and
                                                                                     secretary of 24 investment companies
                                                                                     (consisting of 82 portfolios) for which UBS
                                                                                     Global AM, UBS Global Asset Management
                                                                                     (Americas) Inc., ("UBS Global AM
                                                                                     (Americas)"), UBS PaineWebber or one of
                                                                                     their affiliates serves as investment advisor,
                                                                                     sub-advisor or manager.

Stephen P. Fisher**; 43             Vice President            Since 2002             Mr. Fisher is a managing director of UBS
                                                                                     Global AM. From October 2000 to February
                                                                                     2001, he was president of Morningstar
                                                                                     Investment Services.From May 1999 to October
                                                                                     2000, Mr. Fisher was senior vice president
                                                                                     of UBS Global AM. From January 1997 to May
                                                                                     1999, Mr. Fisher was a senior vice president
                                                                                     of Prudential Investments. Mr. Fisher is a
                                                                                     vice president of 22 investment companies
                                                                                     (consisting of 43 portfolios) for which UBS
                                                                                     Global AM, UBS PaineWebber or one of their
                                                                                     affiliates serves as investment advisor,
                                                                                     sub-advisor or manager.

                                                                TERM OF                      PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                     DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                     NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,                 HELD WITH                    TIME                    FUND COMPLEX FOR WHICH PERSON
         AND AGE                       FUND                      SERVED                         SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
David M. Goldenberg**;              Vice President            Since 2002             Mr. Goldenberg is an executive director and
35                                  and Assistant                                    deputy general counsel of UBS Global AM.
                                      Secretary                                      From 2000-2002 he was director, legal
                                                                                     affairs at Lazard Asset Management. Mr.
                                                                                     Goldenberg was global director of compliance
                                                                                     for SSB Citi Asset Management Group from
                                                                                     1998-2000. He was associate general counsel
                                                                                     at Smith Barney Asset Management from
                                                                                     1996-1998. Prior to working at Smith Barney
                                                                                     Asset Management, Mr. Goldenberg was branch
                                                                                     chief and senior counsel of the SEC's
                                                                                     Division of Investment Management. Mr.
                                                                                     Goldenberg is a vice president and assistant
                                                                                     secretary of 24 investment companies
                                                                                     (consisting of 82 portfolios) for which UBS
                                                                                     Global AM, UBS Global AM (Americas), UBS
                                                                                     PaineWebber or one of their affiliates
                                                                                     serves as investment advisor, sub-advisor or
                                                                                     manager.


Kevin J. Mahoney+++;                Vice President            Since 1999             Mr. Mahoney is a director and a senior
36                                  and Assistant                                    manager of the mutual fund finance
                                      Treasurer                                      department of UBS Global AM.  From
                                                                                     August 1996 through March 1999, he
                                                                                     was the manager of the mutual fund
                                                                                     internal control group of Salomon Smith
                                                                                     Barney. Mr. Mahoney is a vice president
                                                                                     and assistant treasurer of 22 investment
                                                                                     companies (consisting of 43 portfolios)
                                                                                     for which UBS Global AM, UBS PaineWebber
                                                                                     or one of their affiliates serves as investment
                                                                                     advisor, sub-advisor or manager.

Michael H. Markowitz++++;           Vice President            Since 2001             Mr. Markowitz is an executive director,
37                                                                                   portfolio manager and head of U.S. short
                                                                                     duration fixed income of UBS Global AM.
                                                                                     He is also an executive director and portfolio
                                                                                     manager of UBS Global AM (Americas), an
                                                                                     affiliate of UBS Global AM. Mr. Markowitz
                                                                                     is a vice president of six investment
                                                                                     companies (consisting of 26 portfolios) for
                                                                                     which UBS Global AM, UBS PaineWebber
                                                                                     or one of their affiliates serves as investment
                                                                                     advisor, sub-advisor or manager.

                                                                TERM OF                      PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                     DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                     NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,                 HELD WITH                    TIME                    FUND COMPLEX FOR WHICH PERSON
         AND AGE                       FUND                      SERVED                         SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Emil Polito**; 41                   Vice President            Since 2001             Mr. Polito is an executive director and
                                                                                     head of investment support and mutual
                                                                                     fund services of UBS Global AM.  From
                                                                                     July 2000 to October 2000, he was a
                                                                                     senior manager of investment systems at
                                                                                     Dreyfus Corp. Prior to July 2000, Mr. Polito
                                                                                     was a senior vice president and director
                                                                                     of operations and control for UBS Global
                                                                                     AM.  Mr. Polito is a vice president of 22
                                                                                     investment companies (consisting of 43
                                                                                     portfolios) for which UBS Global AM, UBS
                                                                                     PaineWebber or one of their affiliates
                                                                                     serves as investment advisor, sub-advisor
                                                                                     or manager.

Susan P. Ryan**; 42                 Vice President            Since 1995             Ms. Ryan is an executive director and a
                                                                                     portfolio manager of UBS Global AM.
                                                                                     Ms. Ryan is a vice president of five
                                                                                     investment companies (consisting of 13
                                                                                     portfolios) for which UBS Global AM,
                                                                                     UBS PaineWebber or one of their affiliates
                                                                                     serves as investment advisor, sub-advisor
                                                                                     or manager.

Paul H. Schubert+++;                Vice President            Since 1995             Mr. Schubert is an executive director
39                                  and Treasurer                                    and head of the mutual fund finance
                                                                                     department of UBS Global AM.
                                                                                     Mr. Schubert is treasurer and principal
                                                                                     accounting officer of UBS Supplementary
                                                                                     Trust and of two investment companies
                                                                                     (consisting of 39 portfolios) and a vice
                                                                                     president and treasurer of 22 investment
                                                                                     companies (consisting of 43 portfolios)
                                                                                     for which UBS Global AM, UBS Global
                                                                                     AM (Americas), UBS PaineWebber or one
                                                                                     of their affiliates serves as investment
                                                                                     advisor, sub-advisor or manager.

                                                                TERM OF                      PRINCIPAL OCCUPATION(S)
                                                              OFFICE+ AND                     DURING PAST 5 YEARS;
                                    POSITION(S)                LENGTH OF                     NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,                 HELD WITH                    TIME                    FUND COMPLEX FOR WHICH PERSON
         AND AGE                       FUND                      SERVED                         SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------------
Brian M. Storms**; 47               President                 Since 2000             Mr. Storms is chief operating officer
                                                                                     (since September 2001) and president of UBS
                                                                                     Global AM (since March 1999), and president
                                                                                     and chief operating officer of UBS Global AM
                                                                                     (Americas) and UBS Global Asset Management
                                                                                     (New York) Inc. (since October 2001). Mr.
                                                                                     Storms was chief executive officer of UBS
                                                                                     Global AM from October 2000 to September
                                                                                     2001. He was a director or trustee of
                                                                                     several investment companies in the UBS
                                                                                     Family of Funds (1999-2001). He was
                                                                                     president of Prudential Investments
                                                                                     (1996-1999). Prior to joining Prudential
                                                                                     Investments he was a managing director at
                                                                                     Fidelity Investments. Mr. Storms is
                                                                                     president and trustee of UBS Supplementary
                                                                                     Trust and of two investment companies
                                                                                     (consisting of 39 portfolios) and president
                                                                                     of 22 investment companies (consisting of 43
                                                                                     portfolios) for which UBS Global AM, UBS
                                                                                     Global AM (Americas), UBS PaineWebber or one
                                                                                     of their affiliates serves as investment
                                                                                     advisor, sub-advisor or manager.

Keith A. Weller**; 40               Vice President            Since 1996             Mr. Weller is a director and senior associate
                                    and Assistant                                    general counsel of UBS Global AM.
                                      Secretary                                      Mr. Weller is a vice president and assistant
                                                                                     secretary of 22 investment companies
                                                                                     (consisting of 43 portfolios) for which UBS
                                                                                     Global AM, UBS PaineWebber or one of
                                                                                     their affiliates serves as investment advisor,
                                                                                     sub-advisor or manager.

   * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

  ** This person's business address is 51 West 52nd Street, New York, New York
     10019-6114.

 *** Address for mailing purposes only.

   + Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the board.

  ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

 +++ This person's business address is Newport Center III, 499 Washington Blvd.,
     14th Floor, Jersey City, New Jersey 07310-1998.

++++ This person's business address is 209 South La Salle Street, Chicago,
     Illinois 60604-1295.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt, Jr.
Morton L. Janklow
Frederic V. Malek
Carl W. Schafer
William D. White



PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT



INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, NY 10019



SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019







THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114




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